Personnel expenses - Reconciliation of pension liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expense
Balance at beginning of the period	kr 82	kr 83	kr 80
Net periodic pension cost	8	8	7
Contributions by the employer	(8)	(7)	(7)
Net pension payments	(1)	(1)	(1)
Revaluations recognized in other comprehensive income	(24)	(1)	4
Balance at end of the period	kr 57	kr 82	kr 83